Allowance for Loan and Lease Losses - Schedule of Components of Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Day 2 provision for loan and lease losses	$ 462	$ 454	$ 0
Provision for credit losses - loans and leases	703	97
(Benefit) for credit losses - loans and leases			(37)
Total provision for loan and lease losses	1,165	551	(37)
Day 2 provision for off-balance sheet credit exposure	254	59	0
(Benefit) provision for off-balance sheet credit exposure	(44)	35	0
Total provision for off-balance sheet credit exposure	210	94	0
Benefit for investment securities available for sale credit losses	0		0
Provision (benefit) for credit losses	$ 1,375	$ 645	$ (37)